United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                      811-1

                      (Investment Company Act File Number)


                       Federated Stock and Bond Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 11/30/05


                 Date of Reporting Period: Quarter ended 8/31/05







Item 1.           Schedule of Investments





FEDERATED STOCK AND BOND FUND, INC.
PORTFOLIO OF INVESTMENTS
August 31, 2005 (unaudited)

        Shares or
        Principal
         Amount                                                                                                 Value

                         STOCKS--55.7%

                         COMMON STOCKS--55.7%
                         Consumer Discretionary--7.3%
         47,300          Gap (The), Inc.                                                               $       899,173
          7,700          Harrah's Entertainment, Inc.                                                          535,612
         30,100          Hilton Hotels Corp.                                                                   697,417
         84,800          Home Depot, Inc.                                                                     3,419,136
         148,600     (1) Interpublic Group Cos., Inc.                                                         1,802,518
         19,800          Johnson Controls, Inc.                                                               1,187,604
          8,200          Marriott International, Inc., Class A                                                 518,322
         25,800          Mattel, Inc.                                                                          465,174
         86,800          McDonald's Corp.                                                                     2,816,660
         25,800          Nike, Inc., Class B                                                                  2,035,878
         33,000          Nordstrom, Inc.                                                                      1,108,140
         49,100          Target Corp.                                                                         2,639,125
         131,900         Time Warner, Inc.                                                                    2,363,648
         82,300          Viacom, Inc., Class B                                                                2,797,377
                              TOTAL                                                                           23,285,784
                         Consumer Staples--5.3%
         63,600          Altria Group, Inc.                                                                   4,496,520
         81,700          Coca-Cola Co.                                                                        3,594,800
         68,050          Gillette Co.                                                                         3,665,853
         96,500      (1) Kroger Co.                                                                           1,904,910
         28,600          PepsiCo, Inc.                                                                        1,568,710
         17,500          Procter & Gamble Co.                                                                  970,900
         18,800          Wal-Mart Stores, Inc.                                                                 845,248
                              TOTAL                                                                           17,046,941
                         Energy--5.8%
         66,900          Chevron Corp.                                                                        4,107,660
         28,800          ConocoPhillips                                                                       1,899,072
         142,100         Exxon Mobil Corp.                                                                    8,511,790
         30,500          Halliburton Co.                                                                      1,890,085
         38,500      (1) Transocean Sedco Forex, Inc.                                                         2,273,040
                              TOTAL                                                                           18,681,647
                         Financials--10.6%
         47,900          Ace, Ltd.                                                                            2,127,239
         46,300          Allstate Corp.                                                                       2,602,523
         28,900          American International Group, Inc.                                                   1,710,880
          1,000          Arcadia Financial Ltd. - Warrants                                                        0
         64,300          Bank of America Corp.                                                                2,766,829
         79,100          Citigroup, Inc.                                                                      3,462,207
         47,900          Federal National Mortgage Association                                                2,444,816
         13,800          Franklin Resources, Inc.                                                             1,110,072
         18,100          Goldman Sachs Group, Inc.                                                            2,012,358
         59,900          J.P. Morgan Chase & Co.                                                              2,030,011
         113,800         MBNA Corp.                                                                           2,867,760
         64,900          Merrill Lynch & Co., Inc.                                                            3,709,684
         70,300          Morgan Stanley                                                                       3,576,161
         58,000          Wells Fargo & Co.                                                                    3,457,960
                              TOTAL                                                                           33,878,500
                         Healthcare--7.0%
         64,000          Abbott Laboratories                                                                  2,888,320
         59,400          Baxter International, Inc.                                                           2,395,602
         24,700          HCA, Inc.                                                                            1,217,710
         33,925          Johnson & Johnson                                                                    2,150,506
         35,700          McKesson HBOC, Inc.                                                                  1,666,119
         54,500          Medtronic, Inc.                                                                      3,106,500
         38,200          Merck & Co., Inc.                                                                    1,078,386
         116,700         Pfizer, Inc.                                                                         2,972,349
         70,900          Schering Plough Corp.                                                                1,517,969
         77,300          Wyeth                                                                                3,539,567
                              TOTAL                                                                           22,533,028
                         Industrials--4.5%
         12,300          Caterpillar, Inc.                                                                     682,527
         234,500         General Electric Co.                                                                 7,881,545
         97,500          Tyco International Ltd.                                                              2,713,425
         46,100          United Parcel Service, Inc.                                                          3,268,029
                              TOTAL                                                                           14,545,526
                         Information Technology--11.3%
         55,500          Analog Devices, Inc.                                                                 2,022,975
         241,500         Applied Materials, Inc.                                                              4,421,865
         203,900     (1) Cisco Systems, Inc.                                                                  3,592,718
         56,500      (1) Dell, Inc.                                                                           2,011,400
         181,500     (1) EMC Corp. Mass                                                                       2,334,090
         111,100         Intel Corp.                                                                          2,857,492
         29,600          International Business Machines Corp.                                                2,386,352
         45,300          KLA-Tencor Corp.                                                                     2,299,428
         36,300      (1) Lam Research Corp.                                                                   1,150,710
         31,300          Maxim Integrated Products, Inc.                                                      1,334,945
         245,600         Microsoft Corp.                                                                      6,729,440
         237,500     (1) Oracle Corp.                                                                         3,080,375
         27,600          Paychex, Inc.                                                                         941,988
         117,400         Siebel Systems, Inc.                                                                  968,550
                              TOTAL                                                                           36,132,328
                         Materials--1.1%
         48,400          Alcoa, Inc.                                                                          1,296,636
         45,700          Praxair, Inc.                                                                        2,207,310
                              TOTAL                                                                           3,503,946
                         Telecommunication Services--2.4%
         87,400          BellSouth Corp.                                                                      2,297,746
         137,400         SBC Communications, Inc.                                                             3,308,592
         64,500          Verizon Communications                                                               2,109,795
                              TOTAL                                                                           7,716,133
                         Utilities--0.4%
           440       (1) NRG Energy, Inc.                                                                       17,609
         44,800          NiSource, Inc.                                                                       1,081,472
                              TOTAL                                                                           1,099,081
                              TOTAL COMMON STOCKS (IDENTIFIED COST $146,990,379)                             178,422,914

                         ASSET-BACKED SECURITIES--0.1%
         173,294    (2,3)125 Home Loan Owner Trust 1998-1A B1, 9.26%, 02/15/2029                               175,027
         186,748         Residential Asset Mortgage Pro 2003RS11 AIIB, 12/25/2033                              186,952
                              TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $359,961)                         361,979

                         COLLATERALIZED MORTGAGE OBLIGATIONS--0.9%
         855,003         Federal National Mortgage Association REMIC 2002-52 FG, 4.141%,
                         9/25/2032                                                                             862,380
         719,477         Morgan Stanley Capital, Inc. 2004-T13 A1, 2.85%, 9/13/2045                            698,826
         12,901      (2) SMFC Trust Asset-Backed Certificates , 1997-A B1-4, 1/28/2027                          10,172
        1,000,000        Washington Mutual Inc. A6, 3.695%, 6/25/2033                                          983,531
         386,174         Wells Fargo Mortgage Backed Se 2003-18 Series 2003-18, Class A1, 5.5%,
                         12/25/2033                                                                            388,372
                              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                              (IDENTIFIED COST $2,957,259)                                                    2,943,281

                         CORPORATE BONDS--8.9%
                         Basic Industry - Chemicals--0.0%
         80,000          Albemarle Corp., Sr. Note, 5.1%, 2/1/2015                                              80,920
                         Basic Industry - Metals & Mining--0.1%
         80,000          Alcan, Inc., 5%, 6/1/2015                                                              80,968
         100,000         Inco Ltd., 5.7%, 10/15/2015                                                           104,166
         120,000         Newmont Mining Corp., 5.875%, 4/1/2035                                                124,685
         100,000         Thiokol Corp., Sr. Note, 6.625%, 3/1/2008                                             105,355
                              TOTAL                                                                            415,174
                         Basic Industry - Paper--0.2%
         70,000          International Paper Co., 5.5%, 1/15/2014                                               72,453
         200,000         Louisiana-Pacific Corp., 8.875%, 8/15/2010                                            226,278
         150,000         Pope & Talbot, Inc., 8.375%, 6/1/2013                                                 149,250
         275,000         Weyerhaeuser Co., Deb., 7.375%, 3/15/2032                                             329,235
                              TOTAL                                                                            777,216
                         Capital Goods - Aerospace & Defense--0.0%
         110,000    (2,3)BAE Systems Holdings, Inc, 5.2%, 8/15/2015                                            111,166
                         Capital Goods - Diversified Manufacturing--0.3%
         250,000         General Electric Co., Note, 5%, 2/1/2013                                              256,970
         250,000         Kennametal, Inc., 7.2%, 6/15/2012                                                     277,265
         250,000    (2,3)Tyco International Group, 4.436%, 6/15/2007                                           250,317
         250,000         Tyco International Group, Note, 5.8%, 8/1/2006                                        254,175
                              TOTAL                                                                           1,038,727
                         Communications - Media & Cable--0.5%
         100,000         Comcast Corp., 7.05%, 3/15/2033                                                       117,161
         200,000         Continental Cablevision, Sr. Note, 8.3%, 5/15/2006                                    205,326
         750,000         Cox Communications, Inc., 7.75%, 8/15/2006                                            772,133
         110,000         Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010                             109,138
         250,000         Lenfest Communication , Inc., Sr. Note, 8.375%, 11/1/2005                             252,903
                              TOTAL                                                                           1,456,661
                         Communications - Media Noncable--0.4%
         500,000         British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009                           537,430
         250,000         Clear Channel Communicat, 3.125%, 2/1/2007                                            244,777
         130,000         New York Times Co., 4.5%, 3/15/2010                                                   130,978
         100,000         New York Times Co., 5%, 3/15/2015                                                     101,962
         100,000         Reed Elsevier, Inc., 4.625%, 6/15/2012                                                 99,239
         300,000         Univision Communications,, Sr. Note, 3.5%, 10/15/2007                                 293,020
                              TOTAL                                                                           1,407,406
                         Communications - Telecom Internet--0.0%
         50,000          Insight Midwest LP, Sr. Note, 9.75%, 10/1/2009                                         51,937
                         Communications - Telecom Wireless--0.4%
         250,000         AT&T Wireless Services, , Sr. Note, 7.35%, 3/1/2006                                   253,845
         500,000         Sprint Capital Corp., 7.125%, 1/30/2006                                               505,945
         500,000         Sprint Capital Corp., Company Guarantee, 6.125%, 11/15/2008                           525,685
                              TOTAL                                                                           1,285,475
                         Communications - Telecom Wirelines--0.3%
         150,000         Citizens Communications , 9%, 8/15/2031                                               156,375
         100,000         Deutsche Telekom Interna, 5.25%, 7/22/2013                                            103,430
         200,000         Telefonos de Mexico, Note, 4.5%, 11/19/2008                                           198,160
         400,000         Verizon Global Funding, 7.75%, 6/15/2032                                              519,364
                              TOTAL                                                                            977,329
                         Consumer Cyclical - Automotive--0.4%
         250,000         DaimlerChrysler North America Holding Corp., 6.5%, 11/15/2013                         269,338
         250,000         Ford Motor Credit Co., Note, 7.375%, 10/28/2009                                       249,166
         100,000         General Motors Acceptance, 4.5%, 7/15/2006                                             99,325
         500,000         General Motors Corp., Note, 7.2%, 1/15/2011                                           462,500
         250,000         General Motors Corp., Note, 8.375%, 7/15/2033                                         211,250
                              TOTAL                                                                           1,291,579
                         Consumer Cyclical - Entertainment--0.2%
         300,000         AOL Time Warner, Inc., Bond, 7.7%, 5/1/2032                                           371,307
         300,000         Carnival Corp., 3.75%, 11/15/2007                                                     296,742
         20,000          International Speedway C, 4.2%, 4/15/2009                                              19,738
         80,000          International Speedway C, 5.4%, 4/15/2014                                              82,976
                              TOTAL                                                                            770,763
                         Consumer Cyclical - Retailers--0.3%
         500,000         CVS Corp., 5.625%, 3/15/2006                                                          504,030
         243,762    (2,3)CVS Corp., Pass Thru Cert., 5.298%, 1/11/2027                                         252,156
         90,000          Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028                                  84,321
         250,000         Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/1/2008                                245,395
                              TOTAL                                                                           1,085,902
                         Consumer Non-Cyclical Food/Beverage--0.2%
         75,000          Diageo Finance BV, Unsecd. Note, 3%, 12/15/2006                                        73,950
         500,000         Kraft Foods, Inc., Note, 4.625%, 11/1/2006                                            501,700
                              TOTAL                                                                            575,650
                         Consumer Non-Cyclical Pharmaceuticals--0.1%
         100,000    (2,3)Genentech, Inc., 4.75%, 7/15/2015                                                     100,999
         100,000         Pharmacia Corp., Sr. Deb., 6.5%, 12/1/2018                                            118,061
         100,000         Wyeth, Unsecd. Note, 5.5%, 2/1/2014                                                   105,198
                              TOTAL                                                                            324,258
                         Consumer Non-Cyclical Tobacco--0.1%
         65,000          Altria Group, Inc., 5.625%, 11/04/2008                                                 67,168
         70,000          Philip Morris, Note, 6.375%, 2/1/2006                                                  70,589
                              TOTAL                                                                            137,757
                         Energy - Independent--0.1%
         75,000          Calpine Corp., Note, 7.75%, 4/15/2009                                                  46,875
         120,000         Canadian Natural Resourc, 4.9%, 12/1/2014                                             121,230
         157,890    (2,3)Ras Laffan Liquified Nat, 3.437%, 9/15/2009                                           151,540
                              TOTAL                                                                            319,645
                         Energy - Integrated--0.3%
         250,000         Conoco, Inc., 5.45%, 10/15/2006                                                       253,745
         500,000         Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028                                    550,424
         35,000          Petro-Canada, Deb., 7%, 11/15/2028                                                     41,387
         100,000    (2,3)Statoil ASA, 5.125%, 4/30/2014                                                        103,976
                              TOTAL                                                                            949,532
                         Energy - Oil Field Services--0.0%
         50,000          Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019                                        60,493
                         Energy - Refining--0.1%
         300,000         Valero Energy Corp., 7.5%, 4/15/2032                                                  376,631
                         Financial Institution - Banking--1.4%
       105,000,000       Bk Nederlandse Gemeenten, Sr. Unsub., .8%, 9/22/2008                                  964,863
         300,000         Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                       340,329
         750,000         Firstbank Puerto Rico, Sub. Note, 7.625%, 12/20/2005                                  753,166
         160,000         HSBC Finance Corp., 4.75%, 4/15/2010                                                  161,739
         400,000         HSBC Finance Corp., 5%, 6/30/2015                                                     401,772
         60,000          HSBC USA, Inc., Sub. Note, 6.625%, 3/1/2009                                            64,406
         250,000         J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014                                 256,990
         250,000         Marshall & Ilsley Bank, , Sr. Note, 4.4%, 3/15/2010                                   250,355
         477,778    (2,3)Regional Diversified Funding, 9.25%, 3/15/2030                                        582,550
         100,000    (2,3)Sovereign Bancorp, Inc., Sr. Note, 4.8%, 9/1/2010                                     100,841
         100,000         US BANK N.A., 6.3%, 2/04/2014                                                         111,867
         120,000         Union Planters Corp., 4.375%, 12/1/2010                                               119,614
         210,000         Wachovia Bank N.A., Sub. Note, 4.875%, 2/1/2015                                       212,581
                              TOTAL                                                                           4,321,073
                         Financial Institution - Brokerage--0.6%
         190,000         Amvescap PLC, Note, 4.5%, 12/15/2009                                                  187,638
         250,000         Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009                               241,340
         500,000    (2,3)FMR Corp., 4.75%, 3/1/2013                                                            503,405
         250,000         Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                          273,330
         250,000         Lehman Brothers Holdings, 7.875%, 8/15/2010                                           287,260
         250,000         Morgan Stanley Group, In, 5.3%, 3/1/2013                                              259,028
                              TOTAL                                                                           1,752,001
                         Financial Institution - Finance Noncaptive--0.3%
         345,000         Berkshire Hathaway, Inc., Company Guarantee, 4.85%, 1/15/2015                         350,141
         250,000         Capital One Financial , Note, 7.125%, 8/1/2008                                        267,238
         30,000          Heller Financial, Inc., Note, 7.375%, 11/1/2009                                        33,406
         80,000          International Lease Fina, 4.875%, 9/1/2010                                             80,641
         100,000    (2,3)Residential Capital Corp., 6.375%, 6/30/2010                                          102,185
         220,000         SLM Corp., Floating Rate Note, 12/15/2014                                             217,076
                              TOTAL                                                                           1,050,687
                         Financial Institution - Insurance - Life--1.2%
         400,000         AXA-UAP, Sub. Note, 8.6%, 12/15/2030                                                  549,672
        1,250,000        Delphi Funding, 9.31%, 3/25/2027                                                     1,334,325
         750,000    (2,3)Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027                          848,865
         300,000    (2,3)Pacific LifeCorp., Bond, 6.6%, 9/15/2033                                              354,816
         750,000    (2,3)Union Central Life Ins Co, Note, 8.2%, 11/1/2026                                      887,167
                              TOTAL                                                                           3,974,845
                         Financial Institution - Insurance - P&C--0.1%
         250,000    (2,3)MBIA Global Funding LLC, 2.875%, 11/30/2006                                           245,217
         100,000    (2,3)Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033                                       101,226
                              TOTAL                                                                            346,443
                         Financial Institution - REITs--0.1%
         45,000          Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009                                         48,724
         250,000         Simon Property Group, Inc, 6.35%, 8/28/2012                                           271,297
                              TOTAL                                                                            320,021
                         Municipal Services--0.1%
         140,000    (2,3)Army Hawaii Family Housi, 5.524%, 6/15/2050                                           150,980
                         Sovereign--0.1%
         175,000         United Mexican States, 6.625%, 3/03/2015                                              193,638
                         State/Provincial--0.2%
         650,000         New South Wales, State of, Local Gov't. Guarantee, 6.5%, 5/1/2006                     493,891
                         Technology--0.1%
         200,000         Deluxe Corp., 5.125%, 10/1/2014                                                       191,416
         200,000         First Data Corp., 4.7%, 8/1/2013                                                      200,354
                              TOTAL                                                                            391,770
                         Transportation - Airlines--0.1%
         255,000         Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                        310,536
                         Transportation - Railroads--0.2%
         100,000         Burlington Northern Sant, 4.875%, 1/15/2015                                           101,463
         140,000         Burlington Northern, Inc., Mtg. Bond, 9.25%, 10/1/2006                                147,146
         200,000         Canadian Pacific RR, 6.25%, 10/15/2011                                                219,070
         100,000         Union Pacific Corp., 4.875%, 1/15/2015                                                100,027
                              TOTAL                                                                            567,706
                         Transportation - Services--0.1%
         200,000         FedEx Corp., Note, 2.65%, 4/1/2007                                                    195,238
                         Utility - Electric--0.3%
         105,000         American Electric Power C, Note, 6.125%, 5/15/2006                                    106,296
         250,000         Consolidated Natural Gas, 5%, 12/1/2014                                               252,552
         300,000         FirstEnergy Corp., 5.5%, 11/15/2006                                                   304,226
         120,000         MidAmerican Energy Co., 4.65%, 10/1/2014                                              120,347
         100,000         Pacific Gas & Electric Co., Unsecd. Note, 4.2%, 3/1/2011                               98,345
         100,000         Scottish Power PLC, 4.91%, 3/15/2010                                                  101,273
                              TOTAL                                                                            983,039
                         Utility - Natural Gas Pipelines--0.0%
         100,000         Kinder Morgan Energy Par, Sr. Unsecd. Note, 5.8%, 3/15/2035                           101,675
                              TOTAL CORPORATE BONDS (IDENTIFIED COST $27,737,316)                             28,647,764

                         GOVERNMENT AGENCIES--1.6%
        1,000,000        Federal Home Loan Mortgage Corp., 5.750%, 4/15/2008                                  1,043,080
         375,000         Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032                                   470,610
        3,000,000        Federal National Mortgage Association, 4.250%, 5/15/2009                             3,014,850
         500,000         Federal National Mortgage Association, 4.375%, 10/15/2006                             502,510
                              TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,953,617)                          5,031,050

                         GOVERNMENTS/AGENCIES--0.9%
        1,000,000        Bundesrepublic Deutschla, Bond, Series 0302, 3.75%, 7/04/2013                        1,303,977
         350,000         Germany, Government of, Bond, 3.75%, 1/04/2009                                        450,742
       85,000,000        Italy, Series INTL, .65%, 3/20/2009                                                   777,356
         132,000         United Kingdom, Government of, Treasury Bill, 5%, 3/07/2012                           249,992
                              TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,603,369)                         2,782,067

                         MORTGAGE-BACKED SECURITIES--0.0%
         13,358          Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029                         13,823
          4,705          Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014                         4,872
          8,192          Federal National Mortgage Association Pool 303168, 9.500%, 30 Year,
                         2/1/2025                                                                               9,278
          4,845          Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028                    5,171
          2,556          Federal National Mortgage Association Pool 323970, 7.000%, 15 Year,
                         10/1/2014                                                                              2,676
          7,842          Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028                   8,052
          5,132          Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029                    5,397
           860           Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029                     915
          3,728          Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023                3,957
          1,876          Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028                2,011
          2,596          Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028                2,723
          5,527          Government National Mortgage Association Pool 780339, 8.000%, 30 Year,
                         12/15/2023                                                                             5,995
                              TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $61,542)                        64,870

                         U.S. TREASURY--11.7%
        3,565,100        U.S. Treasury Inflation Protected Note, Series A-2015, 1.625%, 1/15/2015             3,562,319
        9,000,000    (4) United States Treasury Bill, 9/1/2005                                                9,000,000
        9,000,000    (4) United States Treasury Bill, 9/15/2005                                               8,988,520
        9,000,000        United States Treasury Bill, 9/29/2005                                               8,976,340
        1,650,000        United States Treasury Bond, 12.750%, 11/15/2010                                     1,680,228
         900,000         United States Treasury Bond, 6.250%, 8/15/2023                                       1,116,846
        1,500,000        United States Treasury Note, 3.500%, 2/15/2010                                       1,478,910
        1,200,000        United States Treasury Note, 3.500%, 8/15/2009                                       1,185,372
         500,000         United States Treasury Note, 4.000%, 2/15/2014                                        499,920
         750,000         United States Treasury Note, 4.000%, 2/15/2015                                        747,773
         35,000          United States Treasury Note, 4.375%, 8/15/2012                                         36,039
         300,000         United States Treasury Note, 4.750%, 5/15/2014                                        316,077
         35,000          United States Treasury Note, 4.875%, 2/15/2012                                         36,870
         40,000          United States Treasury Note, 5.000%, 2/15/2011                                         42,162
                              TOTAL U.S. TREASURY (IDENTIFIED COST $37,666,536)                               37,667,376

                         MUTUAL FUNDS--19.2%(5)
         115,555         Emerging Markets Fixed Income Core Fund                                              2,036,015
        2,781,696        Federated International Capital Appreciation Fund, Class A                           28,428,934
        2,571,877        Federated Mortgage Core Portfolio                                                    25,950,238
         728,615         High Yield Bond Portfolio                                                            5,005,582
                              TOTAL MUTUAL FUNDS (IDENTIFIED COST $57,825,642)                                61,420,769

                         REPURCHASE AGREEMENT--4.8%
       15,497,000        Interest in $1,500,000,000 joint repurchase agreement 3.61%, dated
                         8/31/2005 under which Bank of America N.A. will repurchase a U.S.
                         Government Agency security with a maturity of 7/1/2035 for
                         $1,500,150,417 on 9/1/2005.  The market value of the underlying security at the end of the period was $1,530,000,000. (AT AMORTIZED
                         COST) 15,497,000
                              TOTAL INVESTMENTS--103.8 %
                              (IDENTIFIED COST $296,652,621)(6)                                              332,839,070
                              OTHER ASSETS AND LIABILITIES--NET--(3.8)%                                        (12,325,671)
                              TOTAL NET ASSETS--100%                                                    $     320,513,399


    1      Non-income producing security.
    2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At August 31, 2005, these securities amounted to $5,032,605 which represents 1.6% of total net assets.
    3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors (the "Directors"). At August 31, 2005, these securities amounted to $5,022,433 which represents
           1.6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at August 31, 2005 is as follows:

          Security                    Acquisition Date         Acquisition Cost
   SMFC Trust Asset-Backed            2/4/1998                     $11,800
 Certificates , 1997-A B1-4,
         1/28/2027

    4 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts. At August 31, 2005, the Fund had the following open futures contracts:

                                 Contracts                            Unrealized
                                 To Receive           Position      Depreciation
            Expiration Date
            September 2005       58 S & P 500 Index   Long           $ (210,922)
                                 Index Futures


    5       Affiliated companies.
    6       At August 31, 2005, the cost of investments for federal tax purposes amounts to $296,665,468. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and unrealized depreciation from futures contracts was $36,173,602. This consisits of net unrelaized appreciation from investments for those securities having an excess of value over cost of $38,666,366 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,492,764.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

Investment Valuation
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed income securities according to prices furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.


The following acronyms are used throughout this portfolio:

REITs             --Real Estate Investment Trusts
REMIC             --Real Estate Mortgage Investment Conduit




Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Stock and Bond Fund, Inc.

By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer
                                        (insert name and title)

Date              October 21, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/ J. Christopher Donahue
                      J. Christopher Donahue, Principal Executive Officer


Date              October 21, 2005


By                /S/ Richard J. Thomas
                      Richard J. Thomas, Principal Financial Officer


Date              October 21, 2005